Offsets	Oct. 01, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Ally Auto Assets LLC
Form or Filing Type	S-3
File Number	333-131209
Initial Filing Date	Jan. 20, 2006
Fee Offset Claimed	$ 138,947.93
Security Type Associated with Fee Offset Claimed	Asset-Backed Securities
Security Title Associated with Fee Offset Claimed	Asset-Backed Notes
Unsold Securities Associated with Fee Offset Claimed | shares	1,006,140,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 1,006,140,000.00
Termination / Withdrawal Statement	A registration fee of $532,967.50 was previously paid in connection with the Registration Statement, corresponding to $3,481,172,436.32 of Asset-Backed Securities registered under the Registration Statement. Such amount was originally paid by Residential Asset Securities Corporation on March 30, 2006 contemporaneously with the filing of Amendment No. 3 to Form S-3 Registration Statement with Registration Number 333-131209. The Registrant has completed any offering that included the unsold Asset-Backed Securities thereunder.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Ally Auto Assets LLC
Form or Filing Type	S-3
File Number	333-131209
Filing Date	Mar. 30, 2006
Fee Paid with Fee Offset Source	$ 532,967.50
Offset Note	A registration fee of $532,967.50 was previously paid in connection with the Registration Statement, corresponding to $3,481,172,436.32 of Asset-Backed Securities registered under the Registration Statement. Such amount was originally paid by Residential Asset Securities Corporation on March 30, 2006 contemporaneously with the filing of Amendment No. 3 to Form S-3 Registration Statement with Registration Number 333-131209. The Registrant has completed any offering that included the unsold Asset-Backed Securities thereunder.